DESCRIPTION OF THE PLAN (Details) - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Total assets transitioned from Cowen		$ 315,861,942
Maximum participants contribution as percentage of eligible compensation on a pre-tax basis	50.00%
Minimum service period for Plan eligibility	12 months
Employer matching contribution	$ 120,300,000	$ 111,900,000
Minimum age for core contribution eligibility	21 years
Up to the first three percent
EBP, Description of Plan [Line Items]
Per dollar rate of salary deferrals made on behalf of the Participant	$ 1
Percentage of participant eligible compensation	3.00%
In excess of first three percent and not exceeding first six percent
EBP, Description of Plan [Line Items]
Per dollar rate of salary deferrals made on behalf of the Participant	$ 0.5
In excess of first three percent and not exceeding first six percent | Maximum
EBP, Description of Plan [Line Items]
Percentage of participant eligible compensation	6.00%
In excess of first three percent and not exceeding first six percent | Minimum
EBP, Description of Plan [Line Items]
Percentage of participant eligible compensation	3.00%